OTHER DEFERRED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of summary of other liabilities

10.	OTHER DEFERRED LIABILITIES

($000s)	Finance lease obligation	Deferred lease inducements	Deferred financing obligations(1)	Deferred gain(1)	Deferred Capital Obligation(1)	Total
Balance, December 31, 2016	$8,429	$2,387	$7,525	$10,706	$21,890	$50,937
Deferred lease inducements	—	(366)	—	—	—	(366)
Payments on finance lease	(1,538)	—	—	—	—	(1,538)
Drawdown deferred financing obligations	—	—	(6,020)	—	—	(6,020)
Drawdown deferred capital obligations	—	—	—	—	(14,693)	(14,693)
Change in estimate	$—	$—	$—	$2,314	$(2,442)	$(128)
Balance, December 31, 2017	$6,891	$2,021	$1,505	$13,020	$4,755	$28,192

Current portion of other deferred liabilities	$1,170	$340	$1,505	$13,020	$4,755	$20,790
Long term portion of other deferred liabilities	$5,721	$1,681	$—	$—	$—	$7,402
(1) Pursuant to the Alder Flats Plant Sale Bellatrix recognized a deferred capital obligation, deferred gain and a deferred financing obligation as part of the

Disclosure of maturity analysis of finance lease payments receivable
The following is a schedule of future minimum lease payments under the finance lease obligations:

Year ending December 31,	($000s)
2018	$2,138
2019	1,317
2020	1,240
2021	1,164
2022	1,088
Thereafter	6,525
Total lease payments	13,472
Amount representing implicit interest at 15.28%	(6,581)
Total lease obligation at December 31, 2017	$6,891